EMPLOYEE BENEFIT PLANS - Fair value of plan assets (Details) - Defined Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 790	$ 805	$ 866
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.22%	5.99%	6.24%
Target allocation (as a percent)				100.00%
Allocation (as a percent)	100.00%	100.00%
Minimum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.22%
Maximum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	6.24%
Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 790	$ 805
Recurring basis | Fair value amounts using quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	250	243
Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	507	554
Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 33	$ 8
Equities
Fair Value Measurements of Plan Assets
Target allocation (as a percent)				27.00%
Allocation (as a percent)	27.00%	26.00%
Equities | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 212	$ 213
Equities | Recurring basis | Fair value amounts using quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	206	204
Equities | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 6	$ 9
Fixed income
Fair Value Measurements of Plan Assets
Target allocation (as a percent)				68.00%
Allocation (as a percent)	69.00%	70.00%
Fixed income | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 542	$ 565
Fixed income | Recurring basis | Fair value amounts using quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	40	37
Fixed income | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	496	$ 528
Fixed income | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	6
Fair Value Measurements of Plan Assets
Purchases, sales and settlements	6
Balance at end of period	$ 6
Real Estate/Other
Fair Value Measurements of Plan Assets
Target allocation (as a percent)				5.00%
Allocation (as a percent)	4.00%	3.00%
Real Estate/Other | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 32	$ 20
Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	5	12
Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	27	8
Fair Value Measurements of Plan Assets
Balance at beginning of period	8	9
Return on pension plan assets		(1)
Purchases, sales and settlements	19
Balance at end of period	27	8	$ 9
Cash and cash equivalents | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	4	7
Cash and cash equivalents | Recurring basis | Fair value amounts using quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 4	2
Cash and cash equivalents | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets		$ 5
Cash
Fair Value Measurements of Plan Assets
Allocation (as a percent)		1.00%